Finance income and expense	12 Months Ended
Dec. 31, 2018
Finance Income And Expense
Finance income and expense
7	Finance income and expense

	2018	2017	2016
Finance income	£’000	£’000	£’000
Interest received on bank deposits	2	15	164
Gain on equity settled derivative financial liability	-	400	1,173
Total finance income	2	415	1,337

The gain on the equity settled derivative financial liability in 2017 and 2016 arose due to the reduction in the share price and the lapsing of associated warrants and options as set out in note 20.

	2018	2017	2016
Finance expense	£’000	£’000	£’000

Bank loans	587	18	16
Other loans	-	91	57
Total finance expense	587	109	73